Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Total Revenue	$ 146,280	$ 194,722		$ 205,168		$ 201,482		$ 208,465		$ 208,770		$ 198,098		$ 176,143		$ 182,312		$ 311,956	$ 409,947	$ 809,837	$ 765,323	$ 660,928
Cost of Revenue	41,536	60,592		72,919		66,840		66,436		86,505		90,389		70,160		67,998		80,106	133,276	266,787	315,052	288,474
Gross Profit	$ 104,744	134,130		132,249		134,642		142,029		122,265		107,709		105,983		114,314		$ 231,850	$ 276,671	543,050	450,271	372,454
Net Income		$ 22,502		$ 18,485		$ 30,629		$ 40,055		$ 19,714		$ 17,088		$ 18,428		$ 22,808				$ 111,671	$ 78,038	$ 58,872
Diluted earnings per share	$ 0.33	$ 0.68	[1]	$ 0.56	[1]	$ 0.93	[1]	$ 1.21	[1]	$ 0.60	[1]	$ 0.52	[1]	$ 0.56	[1]	$ 0.69	[1]	$ 1.07	$ 2.14	$ 3.38	$ 2.36	$ 1.78
Diluted weighted average common shares	33,015	33,031	[2]	33,000	[2]	33,000	[2]	33,000	[2]	33,000	[2]	33,000	[2]	33,000	[2]	33,000	[2]	33,012	33,000	33,008	33,000	33,000

[1]	The sum of the quarterly earnings per share amounts may not total to each full year amount presented in the Company's financial statements because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common shares outstanding for each period.
[2]	See Note 3 for Basis of Presentation.